UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Emerging Markets Value Fund

International Value Fund

SEMI-ANNUAL REPORT	JUNE 30, 2022

Investment Advisor:

ARGA Investment Management, LP

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2022

TABLE OF CONTENTS

Schedules of Investments	1

Statements of Assets and Liabilities	9

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2022 (UNAUDITED)

SECTOR WEIGHTINGS †

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.8%
	Shares	Value
BRAZIL — 9.1%
Banco Bradesco	2,878,040	$7,891,520
Banco do Brasil	2,354,000	14,996,295
Petroleo Brasileiro ADR	1,215,615	14,198,383

		37,086,198

CHINA — 41.2%

COMMUNICATION SERVICES — 7.4%
Baidu ADR *	139,354	20,726,120
Hello Group ADR *	745,212	3,763,321
Weibo ADR *	249,775	5,777,296

		30,266,737

CONSUMER DISCRETIONARY — 16.9%
Alibaba Group Holding ADR *	131,644	14,965,290
Alibaba Group Holding *	503,300	7,177,355
Dongfeng Motor Group, Cl H	10,084,000	7,659,255
Gree Electric Appliances of Zhuhai, Cl A	3,124,300	15,737,477
Ningbo Huaxiang Electronic, Cl A	3,904,333	9,343,384
Trip.com Group ADR *	519,252	14,253,467
Trip.com Group *	1,950	55,070

		69,191,298

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
	Shares	Value

FINANCIALS — 5.7%
Bank of China, Cl A	7,903,630	$3,848,921
Industrial & Commercial Bank of China, Cl A	10,559,100	7,523,850
PICC Property & Casualty, Cl H	11,522,000	11,981,893

		23,354,664

HEALTH CARE — 1.4%
Sinopharm Group, Cl H	2,328,400	5,643,851

INDUSTRIALS — 4.1%
China Merchants Port Holdings	4,628,559	7,868,810
Shanghai Mechanical and Electrical Industry, Cl A	4,407,799	9,040,390

		16,909,200

INFORMATION TECHNOLOGY — 1.3%
Lenovo Group	5,536,000	5,171,392

REAL ESTATE — 1.9%
China Overseas Land & Investment	2,483,500	7,849,161

UTILITIES — 2.5%
China Resources Power Holdings	2,628,000	5,425,600
Kunlun Energy	5,880,000	4,818,321

		10,243,921

		168,630,224

CZECH REPUBLIC — 0.8%
Komercni Banka	121,142	3,399,550

HONG KONG — 4.4%
Melco Resorts & Entertainment ADR *	1,688,248	9,707,426
WH Group	10,743,306	8,296,941

		18,004,367

INDIA — 3.1%
REC	4,649,880	7,286,367
State Bank of India	506,758	2,989,630
State Bank of India GDR	38,968	2,267,938

		12,543,935

INDONESIA — 1.9%
Bank Mandiri Persero	14,174,000	7,540,121

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
	Shares	Value

MACAO — 4.7%
Galaxy Entertainment Group	1,426,000	$8,504,970
Sands China *	4,459,200	10,638,251

		19,143,221

POLAND — 2.8%
Powszechny Zaklad Ubezpieczen	1,723,731	11,531,543

RUSSIA — 0.0%
Alrosa PJSC	506,080	–

SOUTH AFRICA — 4.8%
Absa Group	477,897	4,541,399
Naspers, Cl N	102,901	14,975,997

		19,517,396

SOUTH KOREA — 13.8%
DB Insurance	110,311	5,207,998
Fila Holdings	202,677	4,386,340
Hana Financial Group	153,266	4,644,961
KB Financial Group	127,625	4,732,859
POSCO	51,444	9,132,657
Samsung Electronics	215,203	9,447,451
SK Hynix	206,884	14,499,726
WONIK IPS	179,917	4,129,333

		56,181,325

TAIWAN — 3.7%
Catcher Technology	1,447,000	8,054,164
FLEXium Interconnect	1,036,000	3,017,391
Hon Hai Precision Industry	68,000	249,281
Zhen Ding Technology Holding	1,119,000	3,876,335

		15,197,171

THAILAND — 3.9%
Bangkok Bank	395,700	1,488,562
Bangkok Bank NVDR	503,100	1,892,584
CP ALL	2,709,900	4,598,897
Krung Thai Bank	17,869,700	7,834,262

		15,814,305

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
	Shares	Value

UNITED STATES — 1.6%
JBS	1,085,200	$6,562,894

TOTAL COMMON STOCK (Cost $436,342,181)		391,152,250

TOTAL INVESTMENTS— 95.8% (Cost $436,342,181)		$391,152,250

Percentages are based on Net Assets of $408,329,816.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2022 (UNAUDITED)

SECTOR WEIGHTINGS †

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%
	Shares	Value
AUSTRALIA — 1.0%
QBE Insurance Group	3,856	$32,338

AUSTRIA — 1.1%
ams *	3,660	32,964

BERMUDA — 3.2%
RenaissanceRe Holdings	623	97,419

BRAZIL — 1.4%
Petroleo Brasileiro ADR	3,735	43,625

CHINA — 15.0%
Alibaba Group Holding *	1,900	27,095
Alibaba Group Holding ADR *	1,214	138,008
Baidu ADR *	1,146	170,445
China Shenhua Energy, Cl H	4,500	12,903
Prosus	303	19,839
Trip.com Group ADR *	2,307	63,327
Weibo ADR *	1,395	32,266

		463,883

FINLAND — 0.3%
Nokia	1,844	8,579

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
	Shares	Value

FRANCE — 12.9%
Accor *	1,574	$42,606
Airbus	832	80,607
AXA	717	16,275
Safran	272	26,854
Societe Generale	3,914	85,685
TotalEnergies	1,677	88,521
Vinci	676	60,187

		400,735

GERMANY — 2.7%
Fresenius & KGaA	1,294	39,190
MTU Aero Engines	239	43,505

		82,695

HONG KONG — 4.9%
CK Asset Holdings	5,500	38,901
Melco Resorts & Entertainment ADR *	15,553	89,430
WH Group	29,456	22,748

		151,079

IRELAND — 0.2%
AerCap Holdings *	142	5,813

ITALY — 2.2%
UniCredit	7,130	67,733

JAPAN — 9.1%
Daito Trust Construction	400	34,523
Daiwa Securities Group	10,000	44,664
ITOCHU	1,800	48,648
Kansai Electric Power *	2,500	24,764
Mitsubishi Electric	5,300	56,680
Nomura Holdings	8,000	29,239
Subaru	1,000	17,773
Taiheiyo Cement	1,700	25,372

		281,663

MACAO — 5.4%
Galaxy Entertainment Group	9,000	53,678
Sands China *	48,000	114,513

		168,191

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
	Shares	Value

NETHERLANDS — 4.1%
ABN AMRO Bank	3,544	$39,795
Aegon	12,406	53,668
Shell	1,313	34,108

		127,571

SOUTH KOREA — 8.4%
POSCO	320	56,808
POSCO ADR	441	19,634
Samsung Electronics	1,863	81,786
Samsung Electronics GDR	19	20,729
Shinhan Financial Group ADR	1,097	31,330
SK Hynix	690	48,360
SK Square *	66	1,985

		260,632

SWITZERLAND — 6.9%
Adecco Group	2,600	88,351
Credit Suisse Group	9,288	52,732
Holcim	1,025	43,860
UBS Group	1,768	28,502

		213,445

UNITED KINGDOM — 13.5%
Abrdn	3,868	7,527
Compass Group	4,414	90,269
Direct Line Insurance Group	10,081	30,888
easyJet *	6,889	30,743
HSBC Holdings	11,586	75,539
Lloyds Banking Group	28,995	14,934
NatWest Group	23,069	61,303
Taylor Wimpey	31,867	45,250
TechnipFMC *	5,406	36,382
Whitbread	850	25,640

		418,475

UNITED STATES — 3.2%
Capri Holdings *	1,076	44,127
GlaxoSmithKline	2,521	54,183

		98,310

TOTAL COMMON STOCK (Cost $3,524,349)		2,955,150

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
PREFERRED STOCK — 1.8%
	Shares	Value
BRAZIL — 1.1%
Petroleo Brasileiro (A)	6,400	$34,143

GERMANY — 0.7%
Henkel & KGaA (A)	382	23,531

TOTAL PREFERRED STOCK (Cost $66,824)		57,674

TOTAL INVESTMENTS— 97.3% (Cost $3,591,173)		$3,012,824

Percentages are based on Net Assets of $3,095,367.
*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2022 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Assets:
Investments, at Value (Cost $436,342,181 and $3,591,173)	$391,152,250	$3,012,824
Foreign Currency, at Value (Cost 176,210 and $696)	176,210	694
Cash	13,362,266	55,563
Dividend and Interest Receivable	3,624,376	12,072
Receivable for Capital Shares Sold	1,994,360	–
Reclaim Receivable	9,984	4,791
Reimbursement/Receivable due from Investment Adviser	–	11,394
Other Prepaid Expenses	26,092	21,466

Total Assets	410,345,538	3,118,804

Liabilities:
Payable for Investment Securities Purchased	1,300,885	–
Payable for Capital Shares Redeemed	366,317	–
Payable to Investment Adviser	236,486	–
Custody Fees Payable	51,849	1,628
Payable to Administrator	23,829	6,164
Audit Fees Payable	12,249	12,249
Transfer Agent Fees Payable	4,668	3,394
Chief Compliance Officer Fees Payable	3,974	–
Unrealized Loss on Foreign Spot Currency Contracts	34	2
Other Accrued Expenses and Other Payables	15,431	–

Total Liabilities	2,015,722	23,437

Net Assets	$408,329,816	$3,095,367

Net Assets Consist of:
Paid-in Capital	$451,605,991	$3,543,271
Total Accumulated Losses	(43,276,175)	(447,904)

Net Assets	$408,329,816	$3,095,367

Institutional Class Shares:
Net Assets	$408,329,816	$3,095,367
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	48,207,700	376,146
Net Asset Value, Offering and Redemption Price Per Share	$8.47	$8.23

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
FOR THE PERIOD ENDED
JUNE 30, 2022 (UNAUDITED)

STATEMENTS OF OPERATIONS

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Investment Income:
Dividends	$10,094,395	$81,320
Interest	3,301	12
Less: Foreign Taxes Withheld	(852,384)	(5,309)

Total Investment Income	9,245,312	76,023

Expenses:
Investment Advisory Fees	1,163,631	10,042
Administration Fees	121,295	37,192
Trustees’ Fees	13,165	174
Chief Compliance Officer Fees	6,137	359
Custodian Fees	58,733	4,400
Registration and Filing Fees	25,015	5,166
Offering Costs	24,839	24,839
Legal Fees	19,792	232
Transfer Agent Fees	16,923	10,317
Printing Fees	15,235	137
Audit Fees	12,859	12,859
Pricing Fees	1,031	1,247
Other Expenses	21,414	1,855

Total Expenses	1,500,069	108,819

Less:
Waiver - Reimbursement from Adviser	(32,435)	(96,268)
Advisory Waiver Recapture - Note 5	28,464	–

Net Expenses	1,496,098	12,551

Net Investment Income	7,749,214	63,472

Net Realized Gain (Loss) on:
Investments	(5,566,521)	65,199
Foreign Currency Transactions	(153,239)	(349)

Net Realized Gain/(Loss)	(5,719,760)	64,850

Net Change in Unrealized Depreciation on:
Investments	(36,855,188)	(506,212)
Foreign Currency Translation	(87)	(356)

Net Change in Unrealized Appreciation (Depreciation)	(36,855,275)	(506,568)

Net Realized and Unrealized Loss	(42,575,035)	(441,718)

Net Decrease in Net Assets Resulting from Operations	$(34,825,821)	$(378,246)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021*
Operations:
Net Investment Income	$7,749,214	$2,186,058
Net Realized Gain (Loss)	(5,719,760)	(251,885)
Net Change in Unrealized Appreciation (Depreciation)	(36,855,275)	(8,336,710)

Net Decrease in Net Assets Resulting From Operations	(34,825,821)	(6,402,537)

Total Distributions	–	(2,047,817)

Capital Share Transactions:
Institutional Class Shares
Issued	273,510,659	186,918,785
Reinvestment of Distributions	–	2,047,817
Redeemed	(9,793,198)	(1,078,072)

Net Increase in Net Assets From Capital Share Transactions	263,717,461	187,888,530

Total Increase in Net Assets	228,891,640	179,438,176

Net Assets:
Beginning of Period	179,438,176	–

End of Period	$408,329,816	$179,438,176

Shares Transactions:
Institutional Class Shares
Issued	29,539,776	19,715,877
Reinvestment of Distributions	–	226,927
Redeemed	(1,155,485)	(119,395)

Net Increase in Shares Outstanding From Share Transactions	28,384,291	19,823,409

* Commenced operations on June 3, 2021.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021*
Operations:
Net Investment Income	$63,472	$17,923
Net Realized Gain (Loss)	64,850	2,806
Net Change in Unrealized Appreciation (Depreciation)	(506,568)	(72,124)

Net Decrease in Net Assets Resulting From Operations	(378,246)	(51,395)

Total Distributions	–	(18,263)

Capital Share Transactions:
Institutional Class Shares
Issued	–	3,525,058
Reinvestment of Distributions	–	18,263
Redeemed	–	(50)

Net Increase in Net Assets From Capital Share Transactions	–	3,543,271

Total Increase (Decrease) in Net Assets	(378,246)	3,473,613

Net Assets:
Beginning of Period	3,473,613	–

End of Period	$3,095,367	$3,473,613

Shares Transactions:
Institutional Class Shares
Issued	–	374,164
Reinvestment of Distributions	–	1,987
Redeemed	–	(5)

Net Increase in Shares Outstanding From Share Transactions	–	376,146

* Commenced operations on June 3, 2021.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$9.05	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.20	0.23
Net Realized and Unrealized Loss	(0.78)	(1.08)

Total from Investment Operations	(0.58)	(0.85)

Dividends and Distributions:
Net Investment Income	—	(0.09)
Capital Gains	—	(0.01)

Total Dividends and Distributions	—	(0.10)

Net Asset Value, End of Period	$8.47	$9.05

Total Return†	(6.41)%	(8.45)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$408,330	$179,438
Ratio of Net Expenses to Average Net Assets	0.90%††	0.90%††
Ratio of Gross Expenses to Average Net Assets	0.90%††	1.19%††
Ratio of Net Investment Income to Average Net Assets	4.66%††	4.24%††
Portfolio Turnover Rate‡	5%	17%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$9.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.17	0.12
Net Realized and Unrealized Loss	(1.17)	(0.84)

Total from Investment Operations	(1.00)	(0.72)

Dividends and Distributions:
Net Investment Income	—	(0.05)

Total Dividends and Distributions	—	(0.05)

Net Asset Value, End of Period	$8.23	$9.23

Total Return†	(10.83)%	(7.21)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$3,095	$3,474
Ratio of Net Expenses to Average Net Assets	0.75%††	0.75%††
Ratio of Gross Expenses to Average Net Assets	6.50%††	17.78%††
Ratio of Net Investment Income to Average Net Assets	3.79%††	2.23%††
Portfolio Turnover Rate‡	22%	10%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2022
(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the ARGA Funds (the “Funds”). The investment objective of each of the ARGA Emerging Markets Value Fund (the “Emerging Markets Value Fund”) and the ARGA International Value Fund (the “International Value Fund”) is to seek to provide long-term capital appreciation. Each of the Emerging Markets Value Fund and the International Value Fund (collectively, the “Funds”) is classified as a non-diversified investment company. ARGA Investment Management, LP (the “Adviser”) serves as each Fund’s investment adviser. Each Fund offers two classes of shares to investors, Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Please refer to a current prospectus for additional information on each share class. Investor Shares of the Funds are currently not available for purchase.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2022
(UNAUDITED)

currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2022
(UNAUDITED)

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2022, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2022
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Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Redemption Fees — A redemption fee of 2.00% of the value of the shares sold will be imposed on shares redeemed within 60 days or less after their date of purchase.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. During the period ended June 30, 2022, the ARGA Emerging Markets Value Fund and ARGA International Value Fund amortized offering costs of $24,839 and $24,839, respectively. As of June 30, 2022, the ARGA Emerging Markets Value Fund and ARGA International Value Fund have no deferred offering costs remaining to be amortized.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2022
(UNAUDITED)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended June 30, 2022, ARGA Emerging Markets Value Fund and ARGA International Value Fund paid $121,295 and $37,192 for these services, respectively.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the period ended June 30, 2022, the ARGA Emerging Markets Value Fund and ARGA International Value Fund paid $58,733 and $4,400 for these services, respectively.

Atlantic Shareholder Services LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the period ended June 30, 2022, the ARGA Emerging Markets Value Fund and ARGA International Value Fund paid $16,923 and $10,317 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the ARGA Emerging Markets Value Fund and ARGA International Value Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.70% and 0.60%, respectively of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, shareholder servicing fees, interest, taxes, brokerage commissions, and other costs and

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JUNE 30, 2022
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expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Investor Shares and Institutional Shares from exceeding certain levels as set forth below until April 30, 2023. Refer to Waiver - Reimbursement from Adviser on the Statement of Operations for fees waived for the period ended June 30, 2022.

Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations Institutional Shares
ARGA Emerging Markets Value Fund	0.90%
ARGA International Value Fund	0.75%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023.

As of June 30, 2022, fees that were previously waived by the Adviser, which may be subject to possible future reimbursement to the Adviser are as follows:

Period	Subject to Repayment until June 30:	ARGA Emerging Markets Value Fund	ARGA International Value Fund
2021	2024	$32,049	$60,437
2022	2025	63,936	112,976
		$95,985	$173,413

For the period ended June 30, 2022, the Adviser recaptured fees previously waived in 2021 of $28,464 for ARGA Emerging Markets Value Fund.

6. Investment Transactions:

For the period ended June 30, 2022, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
ARGA Emerging Markets Value Fund	$269,723,380	$14,747,585
ARGA International Value Fund	721,167	727,854

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JUNE 30, 2022
(UNAUDITED)

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The permanent differences primarily consist of foreign currency translations and distribution reclassification. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of December 31, 2021.

The tax character of dividends and distributions paid during the period ended December 31, 2021, was as follows:

		Ordinary Income	Total
ARGA Emerging Markets Value Fund	2021	$ 2,047,817	$ 2,047,817
ARGA International Value Fund	2021	18,263	18,263

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Undistributed Ordinary Income	$270,149	$2,467
Post-October Losses	(286,934)	–
Unrealized Depreciation	(8,433,566)	(72,125)
Other Temporary Differences	(3)	–

Total Accumulated Losses	$(8,450,354)	$(69,658)

Post October losses represent losses realized on investment transactions from November 1, 2021 through December 31, 2021, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

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JUNE 30, 2022
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The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at June 30, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
ARGA Emerging Markets Value Fund	$436,342,181	$9,348,175	$(54,538,106)	$(45,189,931)
ARGA International Value Fund	3,591,173	80,533	(658,882)	(578,349)

The book/tax difference on investment cost is primarily related to deferred wash sale losses, mark to market on Forward Contracts and investments in passive foreign investment companies.

8. Concentration of Shareholders:

At June 30, 2022, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
ARGA Emerging Markets Value Fund, Institutional Shares	2	84%
ARGA International Value Fund, Institutional Shares	2	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2022
(UNAUDITED)

bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to

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JUNE 30, 2022
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greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly

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traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Participation Notes Risk — The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains

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JUNE 30, 2022
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or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments, other than that listed below, were required to the financial statements as of June 30, 2022.

On September 7, 2021, Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian, announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the third quarter of 2022 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Funds’ custodian effective as of the Closing Date.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2022
(UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
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DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratios	Expenses Paid During Period*
ARGA Emerging Markets Value Fund - Institutional Class Shares

Actual Fund Return	$1,000.00	$935.90	0.90%	$4.32

Hypothetical 5% Return	1,000.00	1,020.33	0.90	4.51
ARGA International Value Fund - Institutional Class Shares

Actual Fund Return	$1,000.00	$891.70	0.75%	$3.52

Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76

*   Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

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JUNE 30, 2022
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REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 17, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

ARGA Funds

P.O. Box 588

Portland, ME 04112

1- 866-234-2742

Investment Adviser:

ARGA Investment Management, LP

1010 Washington Blvd, 6th Floor

Stamford, CT 06901

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ARG-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 7, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: September 7, 2022